BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2023
BORROWINGS
Summary of borrowings

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	104,600	90,000	12,412
Current portion of long-term borrowings	7,844	13,004	1,793
Total current borrowings	112,444	103,004	14,205
Non-Current
Long-term borrowings:
Bank loans	46,505	39,958	5,510
Total non-current borrowings	46,505	39,958	5,510
Total borrowings	158,949	142,962	19,715